Basis of Presentation and Summary of Significant Accounting Policies (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents held in the trust account	$ 120,754,533
Federal depository insurance coverage	$ 250,000
Net asset value per share (in Dollars per share) | $ / shares	$ 1.00
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common shares subject to possible redemption (in Shares) | shares	11,226,874